Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes	The income tax provision consists of the following:
	2022	2021
Current:
Hong Kong	$810,236	$646,845
Malaysia	4,232	9,476
	$814,468	$656,321

Deferred	-	-
	$814,468	$656,321

Schedule of Components of Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2022 and 2021, respectively.

	2022	2021
Income before provision for income taxes	$4,499,468	$4,225,289
Tax at the domestic income tax rate of 16.5%	742,412	697,173
Tax effect of Hong Kong graduated rates	(21,290)	(21,290)
Foreign tax rate differentials	1,322	1,297
Non-deductible expenses for tax purpose	37,595	7,333
Non-taxable income	-	(48,157)
Prior year accrual	54,429	19,965
Income tax expense	$814,468	$656,321